Earnings (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings (Loss) Per Common Share
Summary of common stock outstanding that was excluded from the computation of diluted net loss per share of common stock

	Six months ended June 30,
	2026	2025
Warrants	247,697	247,697
Restricted shares	2,431	9,939
Options	528,955	415,560
	779,083	673,196

Forge Nano, Inc.
Earnings (Loss) Per Common Share
Summary of computation of basic and diluted loss per share

	Six months ended June 30,
	2026	2025
Numerator:
Net Loss	$(32,550)	$(21,922)
Denominator:
Weighted average common shares outstanding	1,675,740	1,542,725
Denominator for basic and diluted loss per share	1,675,740	1,542,725
Basic and diluted loss per share	$(19.42)	$(14.21)

	2025	2024
Numerator:
Net Loss	$(43,174)	$(26,984)
Denominator:
Weighted average common shares outstanding	1,545,163	1,524,640
Denominator for basic and diluted loss per share	1,545,163	1,524,640
Basic and diluted loss per share	$(27.94)	$(17.70)

Summary of common stock outstanding that was excluded from the computation of diluted net loss per share of common stock

	2025	2024
Warrants	247,697	273,869
Restricted shares	5,526	3,737
Options	455,551	375,480
	708,774	653,086